(Maintenance rights and lease premium, net) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights	$ 938,452	$ 1,088,246
Lease premium, net	19,755	24,944
Maintenance rights and lease premium, net	$ 958,207	$ 1,113,190